Note 11 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2021	June 30, 2022
A.	Term Loans:
	1.	Nerida Shipping Co.	9,975	9,075
	2.	Singleton Shipping Co. and Tatum Shipping Co.	37,600	36,000
	3.	Reddick Shipping Co. and Verandi Shipping Co.	-	-
	4.	Costamare. Inc.	30,188	6,946
	5.	Bastian Shipping Co. and Cadence Shipping Co.	98,000	90,400
	6.	Adele Shipping Co.	54,500	51,500
	7.	Costamare Inc.	123,990	118,210
	8.	Quentin Shipping Co. and Sander Shipping Co.	72,898	68,875
	9.	Costamare Inc.	24,554	-
	10.	Capetanissa Maritime Corporation et al.	56,500	35,101
	11.	Caravokyra Maritime Corporation et al.	54,400	14,915
	12.	Achilleas Maritime Corporation et al.	-	-
	13.	Kelsen Shipping Co.	4,050	2,025
	14.	Uriza Shipping S.A.	17,400	-
	15.	Berg Shipping Co.	11,660	11,100
	16.	Reddick Shipping Co. and Verandi Shipping Co.	14,900	12,500
	17.	Evantone Shipping Co. and Fortrose Shipping Co.	20,750	19,250
	18.	Ainsley Maritime Co. and Ambrose Maritime Co.	141,964	136,607
	19.	Hyde Maritime Co. and Skerrett Maritime Co.	138,519	132,865
	20.	Kemp Maritime Co.	70,350	67,300
	21.	Vernes Shipping Co.	12,650	-
	22.	Achilleas Maritime Corporation et al.	125,360	81,847
	23.	Novara et al.	63,833	70,418
	24.	Costamare Inc.	59,952	54,523
	25.	Costamare Inc.	80,228	76,463
	26.	Costamare Inc.	-	-
	27.	Costamare Inc.	79,348	25,925
	28.	Amoroto et al.	103,423	73,928
	29.	Costamare Inc.	-	-
	30.	Dattier Marine Corp et al.	43,480	30,115
	31.	Bernis Marine Corp. et al.	-	50,978
	32.	Costamare Inc.	-	55,254
	33.	Costamare Inc.	-	77,500
	34.	Adstone Marine Corp. et al.	-	10,800
	35.	Amoroto et al.	-	40,500
	36.	Benedict et al.	-	500,000
		Total Term Loans	$1,550,472	$1,960,920
B.	Other financing arrangements		803,589	701,389
C.	Unsecured Bond Loan		113,260	103,870
		Total long-term debt	$2,467,321	$2,766,179
		Less: Deferred financing costs	(25,238)	(26,038)
		Total long-term debt, net	2,442,083	2,740,141
		Less: Long-term debt current portion	(278,326)	(380,653)
		Add: Deferred financing costs, current portion	5,961	6,903
		Total long-term debt, non-current, net	$2,169,718	$2,366,391

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year ending December 31,	Amount
2022	$217,904
2023	323,929
2024	292,964
2025	470,744
2026	557,921
2027 and thereafter	902,717
Total	$2,766,179

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2022	$25,716
Additions	5,825
Amortization and write-off	(5,616)
Transfers and other movements	113
Balance, June 30, 2022	$26,038
Less: Current portion of financing costs	(6,903)
Financing costs, non-current portion	$19,135